Goodwill and Intangibles, net - Estimated Amortization Expense (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
2020	$ 8.0
2021	7.8
2022	7.6
2023	7.5
2024	7.0
Thereafter	45.1
Net	83.0	$ 90.3
Insurance Contracts Acquired in Business Combination
Business Acquisition [Line Items]
2020	20.8
2021	19.6
2022	18.4
2023	17.1
2024	15.9
Thereafter	129.2
Net	$ 221.0